Commitments and Contingencies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Total commitments to originate loans	$ 1,190,119	$ 1,139,963
Rent expense	3,458	1,259	746
Total principal amount of certain refinancing loans purchased	11,923,510	4,145,340
Minimum
Commitments and Contingencies Disclosure [Line Items]
Minimum net worth requirement	0
Maximum
Commitments and Contingencies Disclosure [Line Items]
Minimum net worth requirement	1,000
Failure of correspondent to obtain a release from prior mortgage loan
Commitments and Contingencies Disclosure [Line Items]
Total principal amount of certain refinancing loans purchased	$ 5,163